STOCKHOLDER'S EQUITY - Fair value of stock options using Black Scholes pricing method (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Exercise Price	$ 0.40
Black Scholes option pricing method
Options	4,060,000
Exercise Price	$ 0.40
Volatility	78.50%
Risk Free Interest Rate	1.74%
Fair Value	$ 1,812,203